Fair Value Measurement (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair value of financial instruments
Fair Value of Financial Instruments
The following table sets forth by level within the fair value hierarchy, our net derivative assets (liabilities) that were measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012:

	Carrying Amount	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
		(in thousands)
Commodity derivative asset (liability), net
March 31, 2013	$488	$—	$488	$—	$488
December 31, 2012	$969	$—	$969	$—	$969